<SEQUENCE>1
<FILENAME>13f-11q2.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    CoreStates Capital Advisors LLC
Address: 115 Pheasant Run
         Suite 112
         Newtown, PA 18940

Form 13F File Number: 028-13583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William T. Spiropoulos
Title: Chief Executive Officer
Phone: 267-759-5000

Signature, Place and Date of Signing:


/s/ William T. Spiropoulos    Newtown, PA    August 22, 2011
--------------------------   -------------   --------------
        (Signature)          (City, State)       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       121
Form 13F Information Table Value Total:  $101,300 (in thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8
------------------------ ---------------- --------- -------- ------------------------ ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                      VALUE      SHRS OR    SH/  PUT/ INVESTMENT   OTHER  --------------------------
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT    PRN  CALL DISCRETION  MANAGER     SOLE       SHARED NONE
------------------------ ---------------- --------- -------- -------------  ---  ---- ---------- -------- -------------- ------ ----
3M CO                    COM              88579Y101     436      4,592.0000 SH        Sole                    4,592.0000
ABB LTD                  SPONSORED ADR     000375204    315     12,134.0000 SH        Sole                   12,134.0000
ABBOTT LABS              COM               002824100    533     10,129.9258 SH        Sole                   10,129.9258
AEROPOSTALE              COM               007865108    436     24,894.0000 SH        Sole                   24,894.0000
AETNA INC NEW            COM               00817Y108    491     11,142.0000 SH        Sole                   11,142.0000
ALLIANCE RES PARTNER L P UT LTD PART       01877R108    489      6,308.0000 SH        Sole                    6,308.0000
AMERICAN EXPRESS CO      COM               025816109    235      4,551.0000 SH        Sole                    4,551.0000
AMRCN WTR WKS CO INC NEW COM               030420103    530     18,007.0000 SH        Sole                   18,007.0000
ARCHR DANIELS MIDLAND CO COM               039483102    442     14,644.0000 SH        Sole                   14,644.0000
AT&T INC                 COM               00206R102    604     19,219.8274 SH        Sole                   19,219.8274
BANK NOVA SCOTIA HALIFAX COM               064149107    458      7,613.0000 SH        Sole                    7,613.0000
BECTON DICKINSON & CO    COM               075887109    594      6,890.0000 SH        Sole                    6,890.0000
BIG LOTS INC             COM               089302103    457     13,785.0000 SH        Sole                   13,785.0000
BOEING CO                COM               097023105    230      3,109.1957 SH        Sole                    3,109.1957
CENOVUS ENERGY INC       COM               15135U109    443     11,755.0000 SH        Sole                   11,755.0000
CHEVRON CORP NEW         COM               166764100    455      4,427.8092 SH        Sole                    4,427.8092
CIGNA CORP               COM               125509109    534     10,379.0000 SH        Sole                   10,379.0000
CISCO SYS INC            COM               17275R102    797     51,028.0000 SH        Sole                   51,028.0000
CITY TELECOM H K LTD     SPONSORED ADR     178677209    448     38,295.0000 SH        Sole                   38,295.0000
CLAYMORE EXCH-TRADED FD  GUG MULTI ASSET   18383M506    773     35,962.0000 SH        Sole                   35,962.0000
COACH INC                COM               189754104    373      5,829.0000 SH        Sole                    5,829.0000
COCA COLA CO             COM               191216100    604      8,978.0000 SH        Sole                    8,978.0000
COMTECH TELECOM C        COM NEW           205826209    502     17,892.0000 SH        Sole                   17,892.0000
CONOCOPHILLIPS           COM               20825C104    512      6,803.0584 SH        Sole                    6,803.0584
CREDIT SUISSE NASSAU BRH EXCH NT LKD 20    22542D878  2,691    117,824.0000 SH        Sole                   117,824.000
CSX CORP                 COM               126408103    326     12,438.0000 SH        Sole                   12,438.0000
DU PONT E I DE NEM & CO  COM               263534109    485      8,969.0000 SH        Sole                    8,969.0000
DUFF & PHELPS CORP NEW   CL A              26433B107    431     33,584.0000 SH        Sole                   33,584.0000
ESCO TECHNOLOGIES INC    COM               296315104    467     12,679.0000 SH        Sole                   12,679.0000
EXXON MOBIL CORP         COM               30231G102  1,114     13,683.0000 SH        Sole                   13,683.0000
FRST TR M CAP CR ALPHAD  COM SHS           33735B108    748     20,989.0000 SH        Sole                   20,989.0000
FORD MTR CO DEL          COM PAR $0.01     345370860    163     11,828.0000 SH        Sole                   11,828.0000
GENERAL ELECTRIC CO      COM               369604103    256     13,571.4620 SH        Sole                   13,571.4620
GEOEYE INC               COM               37250W108    492     13,143.0000 SH        Sole                   13,143.0000
GNT INTRACTV GRP INC A   ADR               374511103    440     59,809.0000 SH        Sole                   59,809.0000
GRNHVN CONT CMDTY INDEX  UNIT BEN INT      395258106    623     18,609.0000 SH        Sole                   18,609.0000
HASBRO INC               COM               418056107    436      9,934.0000 SH        Sole                    9,934.0000
HCC INS HLDGS INC        COM               404132102    438     13,909.0000 SH        Sole                   13,909.0000
HITACHI LIMITED A        ADR 10 COM        433578507    510      8,557.0000 SH        Sole                    8,557.0000
HOME DEPOT INC           COM               437076102    235      6,481.6282 SH        Sole                    6,481.6282
INTL BUSINESS MACHS      COM               459200101    567      3,305.0000 SH        Sole                    3,305.0000
ISHARES TR               BARCLYS TIPS BD   464287176    831      7,514.0000 SH        Sole                    7,514.0000
ISHARES TR               BARCLY USAGG B    464287226    860      8,064.0000 SH        Sole                    8,064.0000
ISHARES TR               IBOXX INV CPBD    464287242  1,038      9,425.0000 SH        Sole                    9,425.0000
ISHARES TR               BARCLYS 7-10 YR   464287440  1,934     20,171.0000 SH        Sole                   20,171.0000
ISHARES TR               RUSSELL1000GRW    464287614    300      4,931.8480 SH        Sole                    4,931.8480
ISHARES TR               RUSSELL 2000      464287655  1,286     15,526.0000 SH        Sole                   15,526.0000
ISHARES TR               DJ US REAL EST    464287739  2,179     36,133.0000 SH        Sole                   36,133.0000
ISHARES TR               CONS GOODS IDX    464287812    751     10,892.0000 SH        Sole                   10,892.0000
ISHARES TR               S&P NTL AMTFREE   464288414  2,013     19,444.0000 SH        Sole                   19,444.0000
ISHARES TR               HIGH YLD CORP     464288513  2,770     30,341.0000 SH        Sole                   30,341.0000
ISHARES TR               BARCLYS MBS BD    464288588    243      2,280.0000 SH        Sole                    2,280.0000
ISHARES TR               BARCLYS 1-3YR CR  464288646    259      2,466.0000 SH        Sole                    2,466.0000
ISHARES TR M             MSCI EAFE INDEX   464287465  2,451     40,752.0000 SH        Sole                   40,752.0000
JOHNSON & JOHNSON        COM               478160104    547      8,221.7677 SH        Sole                    8,221.7677
JPMORGAN CHASE & CO      COM               46625H100    715     17,452.4340 SH        Sole                   17,452.4340
L-3 COMM HLDGS INC       COM               502424104    499      5,707.0000 SH        Sole                    5,707.0000
LILLY ELI & CO           COM               532457108    212      5,650.0000 SH        Sole                    5,650.0000
LOCKHEED MARTIN CORP     COM               539830109    458      5,656.0000 SH        Sole                    5,656.0000
MCDONALDS CORP           COM               580135101    653      7,750.0000 SH        Sole                    7,750.0000
MCKESSON CORP            COM               58155Q103    334      3,987.0000 SH        Sole                    3,987.0000
MERCK & CO INC NEW       COM               58933Y105    520     14,748.0000 SH        Sole                   14,748.0000
NIKE INC                 CL B              654106103    463      5,143.0000 SH        Sole                    5,143.0000
NORDSTROM INC            COM               655664100    236      5,029.0000 SH        Sole                    5,029.0000
NV ENERGY INC            COM               67073Y106    453     29,518.0000 SH        Sole                   29,518.0000
OMNICOM GROUP INC        COM               681919106    467      9,688.0000 SH        Sole                    9,688.0000
PDL BIOPHARMA INC        COM               69329Y104    442     75,342.0000 SH        Sole                   75,342.0000
PEABODY ENERGY CORP      COM               704549104    423      7,177.0000 SH        Sole                    7,177.0000
PEPSICO INC              COM               713448108    628      8,913.0000 SH        Sole                    8,913.0000
PHILIP MORRIS INTL INC   COM               718172109    451      6,751.0000 SH        Sole                    6,751.0000
PLAINS ALL AMERN PPLN L  UNIT LTD PARTN    726503105    210      3,280.0000 SH        Sole                    3,280.0000
PNC FINL SVCS GROUP INC  COM               693475105    226      3,793.0000 SH        Sole                    3,793.0000
PNM RES INC              COM               69349H107    506     30,226.0000 SH        Sole                   30,226.0000
PWRSHS GLOBAL ETF TRUST  INSUR NATL MUN    73936T474    370     15,960.0000 SH        Sole                   15,960.0000
PWRSHS GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573    238      8,784.0000 SH        Sole                    8,784.0000
PWRSHS QQQ TRUST         UNIT SER 1        73935A104  1,114     19,522.0000 SH        Sole                   19,522.0000
PWRSHS DB US DOLLAR IDX  DOLL INDX BULL    73936D107    688     32,417.0000 SH        Sole                   32,417.0000
PROCTER & GAMBLE CO      COM               742718109    650     10,226.9543 SH        Sole                   10,226.9543
RAYTHEON CO              COM NEW           755111507    443      8,884.0000 SH        Sole                    8,884.0000
ROCKWELL AUTOMATION INC  COM               773903109    231      2,666.0000 SH        Sole                    2,666.0000
ROSS STORES INC          COM               778296103    458      5,717.0000 SH        Sole                    5,717.0000
RUDDICK CORP             COM               781258108    518     11,894.0000 SH        Sole                   11,894.0000
RYDEX ETF TRUST          S&P 500 EQ TRD    78355W106    709     14,001.0000 SH        Sole                   14,001.0000
SCHULMAN A INC           COM               808194104    488     19,378.0000 SH        Sole                   19,378.0000
SCHWTZR-MAUDUIT INTL INC COM               808541106    494      8,806.0000 SH        Sole                    8,806.0000
SELECT SECTOR SPDR TR    SBI MATERIALS     81369Y100  2,911     73,930.4290 SH        Sole                   73,930.4290
SELECT SECTOR SPDR TR    SBI HEALTHCARE    81369Y209  3,121     87,836.2810 SH        Sole                   87,836.2810
SELECT SECTOR SPDR TR    SBI CONS STPLS    81369Y308  3,087     98,860.6260 SH        Sole                   98,860.6260
SELECT SECTOR SPDR TR    SBI CONS DISCR    81369Y407  3,137     78,003.4600 SH        Sole                   78,003.4600
SELECT SECTOR SPDR TR    SBI INT-ENERGY    81369Y506  3,123     41,448.7400 SH        Sole                   41,448.7400
SELECT SECTOR SPDR TR    SBI INT-FINL      81369Y605  3,096    201,703.1660 SH        Sole                   201,703.166
SELECT SECTOR SPDR TR    SBI INT-INDS      81369Y704  3,281     88,092.2620 SH        Sole                   88,092.2620
SELECT SECTOR SPDR TR    SBI INT-TECH      81369Y803  2,920    113,628.9320 SH        Sole                   113,628.932
SELECT SECTOR SPDR TR    SBI INT-UTILS     81369Y886  3,150     94,093.7430 SH        Sole                   94,093.7430
SPANSION INC             COM CL A NEW      84649R200    451     23,386.0000 SH        Sole                   23,386.0000
SPDR GOLD TRUST          GOLD SHS          78463V107    560      3,833.0000 SH        Sole                    3,833.0000
SPDR S&P 500 ETF TR      TR UNIT           78462F103    954      7,230.0000 SH        Sole                    7,230.0000
SPDR SERIES TRUST        S&P PHARMAC       78464A722    799     15,694.0000 SH        Sole                   15,694.0000
SPDR SERIES TRUST        S&P DIVID ETF     78464A763    758     14,014.0000 SH        Sole                   14,014.0000
SYMETRA FINL CORP        COM               87151Q106    455     33,843.0000 SH        Sole                   33,843.0000
TEVA PHARMA INDS LTD A   ADR               881624209    600     12,446.0000 SH        Sole                   12,446.0000
TORONTO DOMINION BK ONT  COM NEW           891160509    423      4,984.0000 SH        Sole                    4,984.0000
TRW AUTO HLDGS CORP      COM               87264S106    343      5,809.0000 SH        Sole                    5,809.0000
UNITED PARCEL SERV INC   CL B              911312106    314      4,302.0000 SH        Sole                    4,302.0000
UNITED STS CMDTY INDEX F COMM IDX FND      911717106    519      8,146.0000 SH        Sole                    8,146.0000
UNITED TECHNOLOGIES CORP COM               913017109    409      4,618.0000 SH        Sole                    4,618.0000
VANGRD BD INDEX FD INC INTERMED TERM       921937819    330      3,928.0000 SH        Sole                    3,928.0000
VANGRD BD INDEX FD INC TOTAL BND MRKT      921937835    684      8,429.0000 SH        Sole                    8,429.0000
VANGRD INTL EQ INDEX F A ALLWRLD EX US     922042775    465      9,333.0000 SH        Sole                    9,333.0000
VANGRD INTL EQ INDEX F M MSCI EMR MKT ETF  922042858  2,349     48,323.0000 SH        Sole                   48,323.0000
VANGRD WORLD FDS         CONSUM DIS ETF    92204A108  1,502     22,967.0000 SH        Sole                   22,967.0000
VANGRD WORLD FDS         CONSUM STP ETF    92204A207    758      9,480.0000 SH        Sole                    9,480.0000
VANGRD WORLD FDS         ENERGY ETF        92204A306  1,238     11,196.0000 SH        Sole                   11,196.0000
VANGRD WORLD FDS         FINANCIALS ETF    92204A405  1,157     36,027.0000 SH        Sole                   36,027.0000
VANGRD WORLD FDS         INDUSTRIAL ETF    92204A603  1,233     17,768.0000 SH        Sole                   17,768.0000
VANGRD WORLD FDS         INF TECH ETF      92204A702    675     10,657.0000 SH        Sole                   10,657.0000
VANGRD WORLD FDS         UTILITIES ETF     92204A876    737     10,239.0000 SH        Sole                   10,239.0000
VANGRD WORLD FDS         TELCOMM ETF       92204A884    311      4,369.0000 SH        Sole                    4,369.0000
VANGRD WORLD FDS M       MATERIALS ETF     92204A801    690      8,016.0000 SH        Sole                    8,016.0000
VERIZON COMM INC         COM               92343V104    464     12,463.0000 SH        Sole                   12,463.0000
WELLPOINT INC            COM               94973V107    430      5,462.0000 SH        Sole                    5,462.0000

                                                    -------  --------------                               --------------
                                                    101,300  2,582,468.5497                               2,582,468.5497
                                                    =======  ==============                               ==============